Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Long-term debt, carrying values	$ 3,120,481	$ 3,027,203
Long-term debt, fair values	$ 3,012,224	$ 3,144,902